SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Automobiles [Member]	Dec. 31, 2012 Land use rights [Member]	Dec. 31, 2012 Customer relationships [Member]	Dec. 31, 2012 Nonrecurring Basis [Member] Carrying value [Member] CNY	Dec. 31, 2012 Nonrecurring Basis [Member] Quoted price in active markets for identical assets (Level 1) [Member] CNY	Dec. 31, 2012 Nonrecurring Basis [Member] Significant other observable inputs (Level 2) [Member] CNY	Dec. 31, 2012 Nonrecurring Basis [Member] Significant unobservable inputs (Level 3) [Member] CNY	Dec. 31, 2012 Nonrecurring Basis [Member] Implied Fair Value [Member] CNY
Convenience translation
Chinese Renminbi per US$1.00	6.2301
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets - Acquired dealership agreements								105,400			78,950	78,950
Total loss on acquired dealership agreements	4,246	26,450
Discount rate	15.00%	15.00%
Long-term sustainable growth rate	3.00%	3.00%
Loss from impairment of intangible assets	4,246	26,450
Intangible Assets [Line Items]
Estimated useful lives, in years	10 years	10 years				50 years	10 years
Operating Leases [Line Items]
Property and equipment, estimated useful life					10 years
Revenue recognition
Value-added taxes paid	88,296	550,090	512,859	569,351
5% business tax paid	366	2,279	2,430	2,046
Cost of goods sold
Business tax rate	5.00%	5.00%
Value added tax rate	6.00%	6.00%
Advertising expenditures
Sales, marketing and distribution expenses	4,456	27,764	37,629	9,256
Employee benefits
Contributions for employee benefits	3,077	19,169	14,951	12,526
Leases
Rental expenses	$ 1,904	11,859	8,253	6,379